Share-Based Payment Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
General and administrative expenses	$ 3,159	$ 2,868	$ 2,733
Share-based payment arrangements [Member]
Statement Line Items [Line Items]
Research and development expenses	123	139	129
General and administrative expenses	130	53	180
Share-based payments	$ 253	$ 192	$ 309